EMPLOYEE BENEFITS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF EMPLOYEE BENEFITS EXPENSES

	2022	2023	2024
	S$	S$	S$

Wages and salaries	604,068	849,198	1,024,113
Director’s fee	-	89,830	108,900
Defined contribution plans	80,212	117,283	141,294
Other short-term benefits	26,415	40,365	82,544
Total	710,695	1,096,676	1,356,851
Less: Accounted under
“Research expenses” (Note 18)	(500,038)	(642,533)	(737,524)
Total	210,657	454,143	619,327